August 2, 1997
THE DREYFUS/LAUREL FUNDS, INC.-
DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective August 15, 1997, the Fund's name will change from Dreyfus Institutional S&P 500 Stock Index Fund to Dreyfus BASIC S&P 500 Stock Index Fund.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES - GENERAL."
        The Fund reserves the right to redeem a shareholder's account at its option upon not less than 45 days' written notice if the net asset value of such account is $5,000 or less ($500 or less in the case of Fund shareholders since September 14, 1995) and remains at or below such amount during the notice period. These amounts may be changed by the Fund at its option.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES-GENERAL."
        The minimum initial investment is $10,000, or $5,000 for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans (with only one participant).
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.



(CONTINUED ON REVERSE SIDE)
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable
"No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
713s080297

                                                  August 2, 1997



                      The Dreyfus/Laurel Funds, Inc. -
               Dreyfus Institutional S&P 500 Stock Index Fund
              Supplement to Statement of Additional Information
                             Dated March 1, 1997


      Effective August 15, 1997, the Fund's name will change from Dreyfus Institutional S&P 500 Stock Index Fund to Dreyfus BASIC S&P 500 Stock Index Fund.